Inventories, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories, Net
5. INVENTORIES, NET
Inventories are comprised of the following components:

	June 30, 2022	December 31, 2021
Raw materials, parts and supplies	$3,561,000	$1,908,000
Work-in-progress	1,244,000	1,107,000
Finished products	209,000	1,191,000

Inventories, net	$5,014,000	$4,206,000

6. INVENT
ORIES
At December 31, 2021 and 2020, inventories consist of:

	December 31,
	2021	2020
Raw materials, parts and supplies	$1,771,000	$1,084,000
Work-in-progress	1,115,000	1,924,000
Finished products	1,320,000	34,000

	$4,206,000	$3,042,000